Convertible Loans and Shareholder Loans (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loans and Shareholder Loans [Abstract]
Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost

As of December 31, 2024 and 2025, the balances of convertible loans and shareholder loans measured at amortized cost and fair value respectively, were summarized as below:

	As of December 31,
	At amortized cost		At fair value
	2024	2025	2024	2025
	RMB	RMB	RMB	RMB
Current:
January 2019 Shareholder Loan	14,538,200	14,180,240	-	-
November 2020 Shareholder Loan	5,031,880	4,920,160	-	-
February 2021 Shareholder Loan	64,772,782	4,107,357	-	-

Subtotal	84,342,862	23,207,757	-	-

August 2021 Convertible Loan	3,500,000	-	-	-

Total	87,842,862	23,207,757	-	-

Non-current:
February 2021 Shareholders Loan	-	16,483,576	-	-

Subtotal	-	16,483,576	-	-

July 2025 Convertible Loans	-	137,501,657	-	-
May & June 2023 Convertible Loans (i)	-	-	1,424,552	-
December 2024 Convertible Loan (ii)	-	-	8,651,529	-

Subtotal	-	137,501,657	10,076,081	-

Total	-	153,985,233	10,076,081	-

(i)	The aggregate unpaid principal balances of May & June 2023 Convertible Loans which was recorded at fair value option was RMB1,169,693 (US$162,720) and nil as of December 31, 2024 and 2025 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB254,858 (US$35,454) and nil as of December 31, 2024 and 2025, respectively.

(ii)	The aggregate unpaid principal balances of December 2024 Convertible Loans which was recorded at fair value option was RMB8,678,280 (US$1,207,262) and nil as of December 31, 2024 and 2025. The amount of the fair value carrying amount under the aggregate unpaid principal balance was RMB26,751 (US$3,665) and nil as of December 31, 2024 and 2025.